Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Details of Cash and Cash Equivalents

	December 31
	2013	2014
	US$	US$
Cash and deposits in bank	19,025	38,851
Time deposits	142,695	155,360

	161,720	194,211